Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	VIRTUS ASSET TRUST
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2023
Document Effective Date	Dec. 15, 2023
Prospectus Date	Apr. 28, 2023
Virtus Silvant Large-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	STCIX
Virtus Silvant Large-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	STCAX
Virtus Silvant Large-Cap Growth Stock Fund | Class R6
Prospectus:
Trading Symbol	STCZX